Average Annual Total Returns - The Hartford Global Real Asset Fund	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Return Before Taxes 1 Year	Class C Return Before Taxes 5 Years	Class C Return Before Taxes 10 Years	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class R3 Return Before Taxes 1 Year	Class R3 Return Before Taxes 5 Years	Class R3 Return Before Taxes 10 Years	Class R4 Return Before Taxes 1 Year	Class R4 Return Before Taxes 5 Years	Class R4 Return Before Taxes 10 Years	Class R5 Return Before Taxes 1 Year	Class R5 Return Before Taxes 5 Years	Class R5 Return Before Taxes 10 Years	Class Y Return Before Taxes 1 Year	Class Y Return Before Taxes 5 Years	Class Y Return Before Taxes 10 Years	Class F Return Before Taxes 1 Year		Class F Return Before Taxes 5 Years		Class F Return Before Taxes 10 Years
40% Bloomberg Barclays U.S. TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net)
1 Year

40% Bloomberg Barclays U.S. TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net)
5 Years

40% Bloomberg Barclays U.S. TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net)
10 Years
																																								Bloomberg Barclays U.S. TIPS 1-10 Year Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. TIPS 1-10 Year Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. TIPS 1-10 Year Index (reflects no deduction for fees, expenses or taxes) 10 Years	MSCI ACWI Commodity Producers Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI ACWI Commodity Producers Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI ACWI Commodity Producers Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 10 Years	Bloomberg Commodity Index Total Return (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Commodity Index Total Return (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Commodity Index Total Return (reflects no deduction for fees, expenses or taxes) 10 Years	MSCI World IMI Core Real Estate Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI World IMI Core Real Estate Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI World IMI Core Real Estate Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 10 Years	MSCI ACWI Infrastructure Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI ACWI Infrastructure Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI ACWI Infrastructure Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 10 Years	55% MSCI ACWI Commodity Producers Index (Net)/ 35% Bloomberg Barclays U.S. TIPS 1-10 Year Index/ 10% Bloomberg Commodity Index Total Return 1 Year		55% MSCI ACWI Commodity Producers Index (Net)/ 35% Bloomberg Barclays U.S. TIPS 1-10 Year Index/ 10% Bloomberg Commodity Index Total Return 5 Years		55% MSCI ACWI Commodity Producers Index (Net)/ 35% Bloomberg Barclays U.S. TIPS 1-10 Year Index/ 10% Bloomberg Commodity Index Total Return 10 Years
Total	(6.99%)	4.00%	(2.20%)	(7.63%)	3.43%	(2.51%)	(3.77%)	3.07%	(1.63%)	(3.20%)	4.42%	(2.37%)	(1.23%)	5.50%	(1.37%)	(1.70%)	4.92%	(1.88%)	(1.42%)	5.23%	(1.59%)	(1.18%)	5.52%	(1.34%)	(1.13%)	5.56%	(1.29%)	(1.24%)	[1]	5.52%	[1]	(1.36%)	[1]	(0.45%)	[2]	5.02%	[2]	1.25%	[2]	8.39%	4.13%	2.88%	(12.32%)	5.67%	(2.54%)	(3.12%)	1.03%	(6.50%)	(7.97%)	4.25%	6.12%	(0.62%)	5.95%	4.88%	(2.94%)	[2]	5.26%	[2]	(0.58%)	[2]

[1]	Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it may have been higher or lower.
[2]	Effective April 30, 2020, the Fund changed its blended benchmark to 40% Bloomberg Barclays U.S. TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) from 55% MSCI ACWI Commodity Producers Index (Net)/ 35% Bloomberg Barclays U.S. TIPS 1-10 Year Index/ 10% Bloomberg Commodity Index Total Return. The Fund changed its blended benchmark because the Investment Manager believes that the new blended benchmark better reflects the Fund’s revised investment strategy.